UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSRS

Certified Semi-annual Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-04643

Volumetric Fund Inc

87 Violet Drive, Pearl River, NY 10965

Jeffrey Gibs

87 Violet Drive, Pearl River, NY 10965

(Name and address of agent for service)

Registrant's telephone number: 845-623-7637

Date of fiscal year end: December 31, 2025

Date of reporting period: June 30, 2025

Item 1.  Reports to Stockholders.

  Volumetric Fund, Inc.

Semi-Annual Report

                                                    VOLMX                                                                                               June 30, 2025

This Semi-Annual Report contains important information about Volumetric Fund, Inc. (“Fund”) for the period of January 1, 2025 to June 30, 2025 (the “Period”). You can find additional information about the Fund at volumetric.com. You can also request this information by contacting us at 800-541-3863 or info@volumetric.com.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Volumetric Fund	$95	1.89%

FUND STATISTICS

Net Assets	$ 39,514,078
Number of Portfolio Holdings	56
Total Advisory Fees	$ 368,490
Portfolio Turnover	33%

WHAT DID THE FUND INVEST IN?

(as of 6/30/25)

                       SECTOR ALLOCATION                                                        INVESTMENT ALLOCATION

                                 (% of net assets)                                                                                 (% of net assets)

Semi-Annual Report - June 30, 2025

WHAT DID THE FUND INVEST IN? (Continued)

(% of net assets)

TOP EQUITY HOLDINGS	HOLDINGS %
SPDR S&P 500 ETF Trust	7.8%
Waste Connections Inc	3.1%
Meta Platforms Inc	2.6%
ServiceNow Inc	2.5%
Pilgrim’s Pride Corp	2.1%
Costco Wholesale Corp	2.1%
Emerson Electric Co	2.1%
Alphabet Inc	1.9%
Ecolab Inc	1.8%
Intuit Inc	1.8%

TOP PERFORMING EQUITIES	UNREALIZED GAIN %
Microsoft Corp	766.0
Meta Platforms Inc	463.3
Apple Inc	371.9
Applied Materials Inc	367.3
Amazon.com Inc	357.7
Waste Connections Inc	326.6
SPDR S&P 500 ETF Trust	271.3
Salesforce Inc	190.1
Raymond James Financial	182.3
Wabtec Corp	152.7

CHANGES IN OR DISAGEEEMENTS WITH ACCOUNTANTS

There were no changes in or disagreements with the accountants during the reporting period.

ADDITIONAL INFORMATION

If you wish to view additional information about the Fund; including but not limited to updated performance information, the Fund's prospectus, proxy voting information, including the Fund's proxy voting policies, financial statements or holdings, please visit volumetric.com.

For more information regarding this Semi-Annual Report, you may view the N-CSRS report at  volumetric.com/2025semiannualNCSRS.

                      Volumetric Fund, Inc.

87 Violet Drive, Pearl River, New York 10965

Phone: 800-541-FUND or 845-623-7637 >Web: volumetric.com > Email: info@volumetric.com

Item 2. Code of Ethics.

  Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

  Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

  Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrant.

  Not applicable for semi-annual report.

Item 6. Investments.

(a)Schedule of investments in securities of unaffiliated issuers

STATEMENT OF NET ASSETS

June 30, 2025

(unaudited)

Shares	Company	Value
EQUITIES – United States: 80.7%
	Asset Management -- 3.2%
1,100	Ameriprise Financial Inc	$ 587,103
4,500	Raymond James Financial	690,165
		1,277,268
	Banking -- 4.7%
13,600	Bank Of America Corp	643,552
1,900	JPMorgan Chase & Co	550,829
3,500	PNC Financial Services Gr	652,470
		1,846,851
	Chemicals -- 1.8%
2,700	Ecolab Inc	727,488
		727,488
	Containers & Packaging -- 1.7%
3,600	Packaging Corp of America	678,420
		678,420
	Diversified Industrials -- 3.5%
6,100	Emerson Electric Co	813,313
3,700	ITT Inc	580,271
		1,393,584
	E-Commerce Discretionary -- 1.7%
3,000	Amazon.com Inc*	658,170
		658,170
	Electric Utilities -- 1.3%
9,000	Dominion Energy Inc	508,680
		508,680
	Electrical Equipment -- 1.3%
2,900	AMETEK Inc	524,784
		524,784
	Engineering & Construction -- 1.4%
4,100	Jacobs Solutions Inc	$ 538,945
		538,945
	Entertainment Content -- 1.5%
450	Netflix Inc*	602,609
		602,609
	Food -- 2.1%
18,200	Pilgrim's Pride Corp	818,636
		818,636
	Health Care Facilities & Services -- 1.2%
2,700	Quest Diagnostics	485,001
		485,001
	Industrial Support Services -- 1.2%
450	W.W. Grainger Inc	468,108
		468,108
	Institutional Financial Services -- 2.9%
6,600	Bank of New York Mellon	601,326
6,200	Nasdaq Inc	554,404
		1,155,730
	Insurance -- 5.5%
5,300	Aflac Inc	558,938
1,900	Arthur J Gallagher & Co	608,228
2,000	Progressive Corp	533,720
5,900	Unum Group	476,484
		2,177,370
	Internet Media & Services -- 4.6%
4,300	Alphabet Inc - Class C	762,777

1,400	Meta Platforms Inc - Class A	1,033,326
		1,796,103
	Leisure Facilities & Services -- 3.9%
9,000	Chipotle Mexican Grill*	505,350
3,800	Hyatt Hotels Corp - Class A	530,670
2,600	Texas Roadhouse	487,266
		1,523,286
	Machinery -- 2.7%
10,000	Flowserve Corp	523,500
775	Parker Hannifin Corp	541,314
		1,064,814
	Medical Equipment & Devices -- 2.3%
4,700	Boston Scientific Corp*	504,827
5,400	Edwards Lifesciences*	422,334
		927,161
	Metals & Mining -- 1.3%
13,000	Freeport McMoran, Inc	563,550
		563,550
	Oil & Gas Producers -- 1.6%
15,500	Range Resources Corp	630,385
		630,385
	Oil & Gas Services & Equipment -- 1.1%
11,300	Baker Hughes Company	433,242
		433,242
	Real Estate Services -- 1.4%
3,800	CBRE Group Inc*	532,456
		532,456
	Retail - Consumer Staples -- 3.8%
1,300	Casey's General Store	663,351
825	Costco Wholesale Corp	816,700
		1,480,051
	Retail - Discretionary -- 1.2%
3,800	Genuine Parts Co	$ 460,978
		460,978
	Semiconductors -- 1.5%
3,200	Applied Materials Inc	585,824
		585,824
	Software -- 7.3%
920	Intuit Inc	724,620
1,300	Microsoft Corp	646,633
2,000	Salesforce Inc	545,380
950	ServiceNow Inc*	976,676
		2,893,309
	Specialty Finance -- 1.6%
3,000	Capital One Financial Corp	638,280
		638,280
	Technology Hardware -- 2.9%
3,000	Apple Inc.	615,510
5,000	NetApp Inc	532,750
		1,148,260
	Technology Services -- 1.1%
0+	Amentum Holdings Inc*	10
2,500	Fiserv Inc*	431,025
		431,035
	Trading Companies & Distributors -- 1.6%
2,700	Applied Industrial Tech	627,615
		627,615
	Transportation & Logistics -- 2.6%
4,800	Expeditors Intl of Washington Inc	548,400
11,000	Knight-Swift Transportation Holding Inc	486,530
		1,034,930

Transportation Equipment -- 1.7%
3,200	Wabtec Corp	669,920
669,920
Wholesale - Consumer Staples -- 1.5%
7,300	US Foods Holding Corp*	562,173
562,173
Equity - Canada: 3.1%
Commercial Support Services -- 3.1%
6,600	Waste Connections Inc	1,232,352
1,232,352
TOTAL EQUITIES (Cost: $22,605,805)	33,097,368
EXCHANGE TRADED FUND ("ETF") 7.8%
5,000 SPDR S&P 500 ETF Trust (Cost: $831,920)	3,089,250
SHORT-TERM INVESTMENT 8.5%
3,351,576 Fidelity Investment Money Market Gov Portfolio
Class I, 4.23%** (Cost: $3,351,576)	3,351,576
TOTAL INVESTMENTS (Cost: $26,789,301): 100.1%	39,538,194
RECEIVABLES: 0.1%
Dividends and Interest Receivable	34,154
Capital Shares Receivable	1,750
TOTAL RECEIVABLES	35,904
TOTAL ASSETS	39,574,098
LIABILITIES: -0.2%
Accrued Management Fees	(60,020)
TOTAL LIABILITIES	(60,020)
NET ASSETS 100.0%	$ 39,514,078

COMPOSTION OF NET ASSETS
Net capital paid on shares of stock	$ 26,488,086
Distributable Earnings	13,025,992
NET ASSETS	$ 39,514,078

SHARES OUTSTANDING	1,652,566

NET ASSET VALUE, OFFERING & REDEMPTION PRICE PER SHARE	$ 23.91

+Fractional share of 0.42 held

*Non-income producing security

**Variable Rate Security. The rate presented is as of June 30, 2025.

See Notes to Financial Statements

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025

(Unaudited)

INVESTMENT INCOME
Dividend (Net of foreign withholding tax of $1,027)	$ 287,671
Interest	120,443
TOTAL INVESTMENT INCOME		$ 408,114
EXPENSE
Management Fee (Note 2)	(368,490)
TOTAL EXPENSE		(368,490)
NET INVESTMENT INCOME		39,624

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
REALIZED GAIN ON INVESTMENTS:
Net Realized Gain on Investments		237,475

UNREALIZED APPRECIATION OF INVESTMENTS:
Beginning of Year	$ 12,944,090
End of Period	12,748,893
CHANGE IN UNREALIZED APPRECIATION		(195,197)
	NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	42,278

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$ 81,902

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the 6 Months Ended 6/30/2025 (Unaudited)	For the Year Ended 12/31/2024
OPERATIONS
Net Investment Income (Loss)	$ 39,624	$ (178,462)
Net Realized Gain on Investments	237,475	2,572,927
Net (Decrease) Increase in Unrealized Appreciation of Investments	(195,197)	2,283,734
NET INCREASE IN NET ASSETS FROM OPERATIONS	81,902	4,678,199

DISTRIBUTIONS
TOTAL DISTRIBUTIONS FROM EARNINGS	-	(2,586,133)

CHANGE DUE TO CAPITAL SHARE TRANSACTIONS
Issued	382,452	1,406,308
Issued - In Lieu of Cash Distributions	-	2,520,284
Redeemed	(1,720,981)	(2,514,125)
(DECREASE) INCREASE IN NET ASSETS DUE TO CAPITAL SHARE TRANS. (Note 3)	(1,338,529)	1,412,467
TOTAL (DECREASE) INCREASE IN NET ASSETS	(1,256,627)	3,504,533
NET ASSETS BEGINNING OF YEAR/PERIOD	40,770,705	37,266,172

NET ASSETS END OF YEAR/PERIOD	$ 39,514,078	$ 40,770,705

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For one share outstanding throughout each period)

	Six Months Ended 6/30/25	Years ended December 31
	(unaudited)	2024	2023	2022	2021	2020

Net asset value, beginning of year/period	$ 23.83	$ 22.53	$ 20.67	$ 25.43	$ 23.32	$ 21.41
Income (loss) from investment operations
Net investment income (loss)	0.02	(0.11)	0.00*	(0.07)	(0.17)	(0.12)
Net realized and change in unrealized
gain (loss) on investments	0.06	3.02	2.60	(3.56)	4.32	2.27
Total from investment operations	0.08	2.91	2.60	(3.63)	4.15	2.15
Less distributions from:
Net investment income	0.00	0.00	0.00*	0.00	0.00	0.00
Net realized gains	0.00	(1.61)	(0.74)	(1.13)	(2.04)	(0.24)
Total distributions	0.00	(1.61)	(0.74)	(1.13)	(2.04)	(0.24)
Net asset value, end of year/period	$ 23.91	$ 23.83	$ 22.53	$ 20.67	$ 25.43	$ 23.32
Total return	0.34%	12.85%	12.56%	(14.25%)	17.78%	10.05%

Ratios and Supplemental Data:
Net assets, end of year/period (in thousands)	$ 39,514	$ 40,771	$ 37,266	$ 36,316	$ 43,330	$ 37,866
Ratio of expenses to average net assets	1.89%**	1.89%	1.90%	1.89%	1.89%	1.91%
Ratio of net investment income (loss) to average net assets	0.10%**	(0.45%)	0.00%***	(0.31%)	(0.67%)	(0.58%)
Portfolio turnover rate	33%	46%	62%	67%	34%	36%

*Amount represents less than $0.01

               ** Annualized

*** Amount represents less than 0.01%

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (Unaudited)

For the six months ended June 30, 2025

1. Significant Accounting Policies

Volumetric Fund, Inc. (the “Fund”) is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end investment company. The Fund’s investment objective is capital growth. Its secondary objective is downside protection. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”), as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of FASB ASC Topic 946 “Financial Services – Investment Companies,” including FASB Accounting Standards Update 2013-08.

a)Valuation of Securities: Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are valued at the closing price on the day of valuation.  If a market quote is not available, the Fund will value the security at fair market value as determined in good faith by Volumetric Advisers, Inc. (the “Adviser”), as directed by the Board of Directors (the “Board").

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•Level 1 – quoted prices in active markets for identical securities

•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily indications of the risk associated with investing in those securities.

As of June 30, 2025, all the securities held by the Fund were valued using Level 1 inputs. See “Item 6 Investments” for a listing of securities valued using Level 1 inputs by security type and industry type, as required by GAAP.

b)Securities Transactions and Investment Income. Realized gains and losses are determined on the identified cost basis which is the same basis used for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis.

c)Federal Income Taxes: The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of the Fund’s taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the Fund’s tax positions taken on Federal and state income tax returns for all open tax years (2021-2024) and during the six months ended June 30, 2025, and concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or penalties.

d)Distributions to Shareholders: It is the Fund’s policy to distribute all net investment income, and all net realized gains, in excess of any available capital loss carryovers, at year end. The Board declared the following distribution for the year ended December 31, 2024.

Record Date	December 26, 2024
Ex-Dividend Date	December 27, 2024
Payment Date	December 30, 2024
Distribution	$1.61 per share

Long term capital gains and ordinary income recorded and paid during the year ended December 31, 2024, and the six months ended June 30, 2025, were as follows: Long Term Capital Gains December 31, 2024, was $2,586,133 and Ordinary Income was $0. For the six months ended June 30, 2025, Long Term Capital Gains and Ordinary Income were $0.

e)Use of Estimates: The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

2. Management Fee and Other Transactions with Affiliates

The Fund receives investment management and advisory services pursuant to an Investment Advisory Agreement, renewed with an effective date of February 1, 2025, between the Fund and the Adviser, that provides for fees to be paid at an annual rate of: (i) 2.0% of the first $10,000,000 of average daily net assets, (ii) 1.90% of such net assets from $10 million to $25 million; (iii) 1.80% of such net assets from $25 million to $50 million; (iv) 1.50% of such net assets from $50 million to $100 million; and (v) 1.25% of such net assets over $100 million. The Adviser pays the cost of all management, supervisory and administrative services required in the operation of the Fund. This includes investment management, fees of the custodian, independent public accountants and legal counsel, remuneration of officers and directors, state registration fees and franchise taxes, shareholder services, including maintenance of the shareholder accounting system, insurance, marketing expenses, shareholder reports, proxy related expenses and transfer agency. Certain officers and directors of the Fund are also officers and directors of the Adviser.

For the six months ended June 30, 2025, the Fund paid $368,490 in management fees to the Adviser.

3. Capital Stock Transactions

On June 30, 2025, there were 4,000,000 shares of $0.01 par value capital stock authorized. Transactions in capital stock were as follows:

Six Months Ended June 30, 2025 (unaudited)		Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2024
Shares		Amount	Shares	Amount
Shares Sold	16,622	$ 382,452	55,742	$ 1,406,308
Distributions Reinvested	0	0	104,706	2,520,284
	16,622	382,452	160,448	3,926,592
Shares Redeemed	(74,988)	(1,720,981)	(103,407)	(2,514,125)
Net Decrease	(58,366)	$ (1,338,529)	57,041	$ 1,412,467

4. Purchases and Sales of Investment Securities / Federal Tax Cost Information

For the six months ended June 30, 2025, purchases and proceeds from sales of securities were $11,859,002 and $11,140,783, respectively. On June 30, 2025, the cost of investments for Federal income tax purposes was $26,789,301. Accumulated net unrealized appreciation on investments was $12,748,893 consisting of $13,100,665 gross unrealized appreciation and $351,772 gross unrealized depreciation.

5. Federal Income Tax

As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:

Unrealized appreciation	$ 12,944,090
Distributable earnings	$ 12,944,090

For the year ended December 31, 2024, the Fund recorded the following reclassification: the distributable earnings were increased by $191,667 and net capital paid in on shares of stock was decreased by $191,667. Such reclassifications are the result of permanent differences between the financial statements and income tax reporting requirements, and have no effect on the Fund’s net assets.

6. Commitments and Contingencies

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects the risk of loss to be remote.

7. Market and Geopolitical Risks

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. A global pandemic and aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, may have negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

9. Operations and Oversight

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the President and Vice President of the Fund, who are responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Availability of Proxy Voting Record (Unaudited)

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by contacting the Fund at 800-541-3863 or info@volumetric.com; (ii) on or through the Fund’s website, at volumetric.com; and (iii) on the SEC’s website at sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

9.1 The Annual Shareholder Meeting was held on May 19, 2025.

9.2 The entire Board was up for election. The following Directors were re-elected to the Board of Directors: Jeffrey M. Gibs, Irene J. Zawitkowski, Josef Haupl, Alexandre M. Olbrecht, Cornelius O’Sullivan, Stephen J. Samitt, Allan A. Samuels, Raymond W. Sheridan, and Stacey S. Yanosy.

9.3 The following proposals were voted upon by shareholders:

•To elect nine directors to hold office until the next annual meeting of shareholders and until their successors are elected to qualify;

•To ratify the Board of Director’s selection of the firm Cohen & Company, Ltd. as the independent registered accounting firm of the Fund for the fiscal year ending December 31, 2025

Proposal	For	Against	Abstain	Total
1. To elect nine (9) directors to hold office until the next annual meeting of shareholders and until their successors are elected to qualify;
1.01 Jeffrey M. Gibs	955,069.42	0	0	955,069.42
1.02 Irene J. Zawitkowski	955,069.42	0	0	955,069.42
1.03 Josef Haupl	955,069.42	0	0	955,069.42
1.04 Alexander M. Olbrecht, PhD.	955,069.42	0	0	955,069.42
1.05 Cornelius O’Sullivan	954,395.64	0	673.78	955,069.42
1.06 Stephen J. Samitt	955,069.42	0	0	955,069.42
1.07 Allan A. Samuels	955,069.42	0	0	955,069.42
1.08 Raymond W. Sheridan	955,069.42	0	0	955,069.42
1.09 Stacey S. Yanosy	955,069.42	0	0	955,069.42

2. To ratify the Board of Director’s selection of Cohen & Company, Ltd. as the independent registered accounting firm of the Fund for the fiscal year ending December 31, 2025;	952,733.37	0	2,336.05	955,069.42

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Directors who are not Interested Directors of the Adviser received a fee for each board or committee meeting they attended. Directors’ fees had no effect on the Fund’s expenses and expense ratio since all their fees were paid by the Adviser. For the period the amounts paid were:

10.1 All directors and all members of any advisory board for regular compensation were paid in total $9,192.

10.2 Each director and each member of an advisory board had not received any special compensation.

10.3 Officers of the Adviser received no compensation for participation on the Board.

10.4 There are no affiliated persons.

Item 11.  Statements Regarding Basis for Approval of Investment Advisory Contract.

During the period covered by this report, the Board of Directors did not take any action with respect to the approval or renewal of the Fund’s investment advisory contract. Accordingly, no disclosure under this item is required.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

  Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

  Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

  There were no material changes to the procedure.

Item 16. Controls and Procedures.

a.The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

b.  There were no material changes to the internal controls over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

  None.

Item 19.  Exhibits.

Code of Ethics:

   Not applicable for semi-annual report.

Policies:

   Not applicable for semi-annual report.

Certifications:

(a)(2)(a) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(2)(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Jeffrey GIbs

Jeffrey Gibs

President

                July 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Volumetric Fund, Inc.

                By

                /s/ Alex Aleman

                Alex Aleman

                Vice President

                July 28, 2025